Basis of preparation and significant accounting policies - Additional information (Detail) $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 26, 2020 USD ($)	Apr. 04, 2018	Jan. 01, 2018	Sep. 15, 2015 USD ($)	Apr. 03, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 09, 2019 $ / USD	Dec. 31, 2017 USD ($)	May 20, 2016 $ / shares	Nov. 30, 2013 m³	Jul. 31, 2009
Basis of Preparation and Presentation [Line Items]
Percentage of legal reserve to share capital							20.00%	20.00%
Prevailing Income tax rates in Argentina and Mexico			35.00%		30.00%	30.00%	30.00%	30.00%	30.00%
Minimum presumed income tax rate									1.00%
Royalties percentage							12.00%
Price per barrel		54.55				60.20			60.20
Proceeds from natural gas program bonds							$ 20,663
Nominal value of natural gas program bonds							(4,140)	$ 12,406
Current value of natural gas program bonds							4,012	11,397
Minimum presumed income tax receivable							1,034	1,462
Amortization of natural gas program bonds							$ 8,266	$ 8,257
Payments to reacquire entity's shares						$ 204,590
Argentina [Member]
Basis of Preparation and Presentation [Line Items]
Prevailing Income tax rates in Argentina and Mexico							3.29%	0.86%
Decree No. 704/16 [member]
Basis of Preparation and Presentation [Line Items]
Authorized face value of bonds | $ / shares												$ 6,211
Limit on transferability of bonds												3.00%
Decree No. 566/2019 [member]
Basis of Preparation and Presentation [Line Items]
Currency exchange rate | $ / USD										45.19
Price per barrel										59.00
Decree No. 601/19 [member]
Basis of Preparation and Presentation [Line Items]
Currency exchange rate | $ / USD										46.69
Price per barrel										59
Resolution No. 97/18 [member]
Basis of Preparation and Presentation [Line Items]
Gain (loss) recognized on present value of compensation receivable						1,760
Compensation receivable						$ 15,948			$ 15,948
Resolution No. 97/18 [member] | PELSA [member]
Basis of Preparation and Presentation [Line Items]
Outstanding balance subject to settlement											$ 14,366
Estimated compensation receivable					$ 13,569
Resolution No. 97/18 [member] | APCO [Member]
Basis of Preparation and Presentation [Line Items]
Outstanding balance subject to settlement											$ 4,667
Estimated compensation receivable					$ 4,700
Resolution No. 60/13 [member]
Basis of Preparation and Presentation [Line Items]
Number of cubic meter per day | m³													3.5
Resolution No. 557/2019 [member]
Basis of Preparation and Presentation [Line Items]
Currency exchange rate | $ / USD										49.30
Price per barrel										59
BONAR 2024 Bonds [Member] | PELSA [member]
Basis of Preparation and Presentation [Line Items]
Proceeds in kind				$ 8,081
BONAD 2018 Bonds [Member] | PELSA [member]
Basis of Preparation and Presentation [Line Items]
Proceeds in kind				$ 2,020
Bottom of range [member]
Basis of Preparation and Presentation [Line Items]
Percentage of profit allocated to legal reserve							5.00%
Price per barrel						65.4	42.0	55.9	65.4
Contractual percentage							40.00%
Bottom of range [member] | Resolution No. 60/13 [member]
Basis of Preparation and Presentation [Line Items]
Price per MMBTU													4
Top of range [member]
Basis of Preparation and Presentation [Line Items]
Contractual percentage							45.00%
Top of range [member] | Resolution No. 60/13 [member]
Basis of Preparation and Presentation [Line Items]
Price per MMBTU													7.5
Medanito-25 de Mayo and Jagüel de los Machos [Member]
Basis of Preparation and Presentation [Line Items]
Direct participation in oil and gas properties operated		100.00%
Entre Lomas and Bajada del Palo Oil And Gas Properties [Member]
Basis of Preparation and Presentation [Line Items]
Extraordinary canon percentage on production														3.00%
Agua Amarga [Member]
Basis of Preparation and Presentation [Line Items]
Extraordinary canon percentage on production							6.50%
PELSA [member]
Basis of Preparation and Presentation [Line Items]
Ownership interest percentage		99.68%
Direct participation in oil and gas properties operated		3.85%
APCO [Member]
Basis of Preparation and Presentation [Line Items]
Ownership interest percentage		100.00%
Aleph Midstream S.A. [member]
Basis of Preparation and Presentation [Line Items]
Payments to reacquire entity's shares	$ 37,500